Schedule II. Unaudited Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2012
Schedule of Valuation and Qualifying Accounts Disclosure [Text Block]
UNAUDITED VALUATION AND QUALIFYING ACCOUNTS (in $000’s)

	Year Ended December 31,
ALLOWANCE FOR DOUBTFUL ACCOUNTS	2012	2011	2010
Beginning balance	$206	$256	$248
Additions charged to expense	$(7)	$(18)	$26
Deductions	$(26)	$(32)	$(18)
Balance at end of year	$173	$206	$256

INVENTORY OBSOLESCENCE RESERVE:
Beginning balance	$1,557	$1,787	$2,549
Additions charged to expense	$1,033	$778	$1,167
Deductions	$(1,213)	$(1,008)	$(1,929)
Balance at end of year	$1,377	$1,557	$1,787

DEFERRED TAX ASSET VALUATION ALLOWANCE:
Beginning balance	$2,697	$2,844	$3,013
Additions charged (credited to) to expense	$(169)	$(147)	$(169)
Balance at end of year	$2,528	$2,697	$2,844

WARRANTY RESERVE:
Beginning balance	$87	$75	$90
Additions	$127	$212	$114
Payments	$(143)	$(200)	$(129)
Balance at end of year	$71	$87	$75